SCHEDULE OF COMPOSITION OF INCOME TAX BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expenses (benefits)
Deferred income tax expenses (benefits)
Income tax expenses